Revenue	12 Months Ended
May 31, 2019
Revenue From Contract With Customer [Abstract]
Revenue

NOTE Q — REVENUE

We operate a portfolio of businesses and product lines that manufacture and sell a variety of specialty paints, protective coatings and roofing systems, sealants and adhesives.  We disaggregate revenues from the sales of our products and services based upon geographical location by each of our reportable segments, which are aligned by similar economic factors, trends and customers, which best depict the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.  See Note R, “Segment Information,” for further details regarding our disaggregated revenues, as well as a description of each of the unique revenue streams related to each of our three reportable segments.

Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration we expect to receive in exchange for those products or services. The majority of our revenue is recognized at a point in time.  However, we also record revenues generated under construction contracts, mainly in connection with the installation of specialized roofing and flooring systems and related services. For certain polymer flooring installation projects, we account for our revenue using the output method, as we consider square footage of completed flooring to be the best measure of progress toward the complete satisfaction of the performance obligation.  In contrast, for certain of our roofing installation projects, we account for our revenue using the input method, as that method was the best measure of performance as it considers costs incurred in relation to total expected project costs, which essentially represents the transfer of control for roofing systems to the customer.  In general, for our construction contracts, we record contract revenues and related costs as our contracts progress on an over-time model.

We have elected to apply the practical expedient to recognize revenue net of allowances for returns and any taxes collected from customers, which are subsequently remitted to governmental authorities. Payment terms and conditions vary by contract type, although our customers’ payment terms generally include a requirement to pay within 30 to 60 days of fulfilling our performance obligations.  In instances where the timing of revenue recognition differs from the timing of invoicing, we have determined that our contracts generally do not include a significant financing component.  We have elected to apply the practical expedient to treat all shipping and handling costs as fulfillment costs, as a significant portion of these costs are incurred prior to control transfer.

Significant Judgments

Our contracts with customers may include promises to transfer multiple products and/or services to a customer. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require significant judgment. For example, judgment is required to determine whether products sold in connection with the sale of installation services are considered distinct and accounted for separately, or not distinct and accounted for together with installation services and recognized over time.

We provide customer rebate programs and incentive offerings, including special pricing and co-operative advertising arrangements, promotions and other volume-based incentives. These customer programs and incentives are considered variable consideration. We include in revenue variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the variable consideration is resolved. In general, this determination is made based upon known customer program and incentive offerings at the time of sale, and expected sales volume forecasts as it relates to our volume-based incentives. This determination is updated each reporting period.  Certain of our contracts include contingent consideration that is receivable only upon the final inspection and acceptance of a project.  We include estimates of such variable consideration in our transaction price. Based on historical experience, we consider the probability-based expected value method appropriate to estimate the amount of such variable consideration.

Our products are generally sold with a right of return and we may provide other credits or incentives, which are accounted for as variable consideration when estimating the amount of revenue to recognize. Returns and credits are estimated at contract inception and updated at the end of each reporting period as additional information becomes available.  We record a right of return liability to accrue for expected customer returns. Historical actual returns are used to estimate future returns as a percentage of current sales. Obligations for returns and refunds were not material individually or in the aggregate.

We offer assurance type warranties on our products as well as separately sold warranty contracts. Revenue related to warranty contracts that are sold separately is recognized over the life of the warranty term.  Warranty liabilities for our assurance type warranties are discussed further in Note P, “Contingencies and Other Accrued Losses.”

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing customers. Our contract assets are recorded for products and services that have been provided to our customer but have not yet been billed, and are included in prepaid expenses and other current assets in our consolidated balance sheets. Our short-term contract liabilities consist of advance payments, or deferred revenue, and are included in other accrued liabilities in our consolidated balance sheets.

Accounts receivable, net of allowances, and net contract assets (liabilities) consisted of the following:

Year Ended May 31,	2019	2018	$ Change	% Change
(In thousands, except percents)
Accounts receivable, less allowance	$1,232,350	$1,113,818	$118,532	10.6%

Contract assets	$21,628	$18,212	$3,416	18.8%
Contract liabilities - short-term	(25,896)	(23,335)	(2,561)	11.0%
Net Contract Liabilities	$(4,268)	$(5,123)	$855	-16.7%

The allowance for doubtful accounts reflects our best estimate of probable losses inherent in the accounts receivable balance. We determine the allowance based on known troubled accounts, historical experience and other currently available evidence. The $0.9 million change in our net contract liabilities from May 31, 2018 to May 31, 2019 resulted primarily from the timing and volume of construction jobs in progress during fiscal 2019 versus last year, in part due to weather delays in our roofing services business during the fourth quarter of fiscal 2019, as well as the timing of revenue recognition under the new standard.  We also record long-term deferred revenue, which amounted to $66.5 million and $64.1 million as of May 31, 2019 and 2018, respectively.  The long-term portion of deferred revenue is related to assurance type warranty contracts and is included in other long-term liabilities in our consolidated balance sheets.

We have elected to adopt the practical expedient to not disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the reporting period for performance obligations that are part of a contract with an original expected duration of one year or less.

We recognize an asset for the incremental costs of obtaining a contract with a customer if we expect the benefit of those costs to be longer than one year. As our contract terms are primarily one year or less in duration, we have elected to apply a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. These costs include our internal sales force compensation program and certain incentive programs as we have determined annual compensation is commensurate with annual sales activities.